Equipment (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of detailed information about equipment [Table Text Block]
Cost:
At December 31, 2016	$363,450	$933,642	$1,297,092
Additions	-	1,548	1,548
At December 31, 2017	363,450	935,190	1,298,640
Depreciation:
At December 31, 2016	349,500	724,267	1,073,767
Charge for the Period	4,707	70,565	75,272
At December 31, 2017	354,207	794,832	1,149,039
Net Book Value:
At December 31, 2017	$9,243	$140,358	$149,601

	Furniture and
	Office	Production
	Equipment	Equipment	Total
Cost:
At December 31, 2015	$360,742	$932,808	$1,293,550
Additions	2,708	834	3,542
At December 31, 2016	363,450	933,642	1,297,092
Depreciation:
At December 31, 2015	342,512	584,309	926,821
Charge for the Period	6,988	139,958	146,946
At December 31, 2016	349,500	724,267	1,073,767
Net Book Value:
At December 31, 2016	$13,950	$209,375	$223,325